Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 442,495	$ 495,009
VAT payable	9,371	9,725
Other tax payables	27,454	940
Total	$ 479,320	$ 505,674